Consolidated Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.2%
AREIT Ltd., Series 2024-CRE9,
Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 6.01%,
05/17/41
(a) (b)
............... USD 2,650 $ 2,647,046
United States — 3.4%
(a)
AMSR Trust
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 3,000 2,945,807
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,952,768
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 3,405,241
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,912,713
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,785,791
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,790,422
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,840 3,641,482
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,617 3,256,566
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 810 729,488
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,824,036
Progress Residential Trust
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 702 649,708
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,717,458
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 3,346,809
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 965,502
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,846,490
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 3,221,214
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,735,874
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,900,944
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,959,143
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,764,770
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 3,500 3,359,939
62,712,165
Total Asset-Backed Securities — 3.6%
(Cost: $ 68,646,775 ) .............................. 65,359,211
Security
Shares
Shares Value
Common Stocks
China — 0.0%
Sunac China Holdings Ltd.
(c)
...... 23,520 $ 4,708
United States — 0.1%
Blackstone Mortgage Trust, Inc. , Class
A
(d)
..................... 20,000 400,000
Invitation Homes, Inc. ........... 15,000 522,750
922,750
Total Common Stocks — 0.1%
(Cost: $ 1,266,356 ) .............................. 927,458
Par (000)
Pa r (000)
Corporate Bonds
China — 0.0%
(c)(e)(f)
China Aoyuan Group Ltd. , 6.20%
,
03/24/26 ................. USD 545 8,175
Fantasia Holdings Group Co. Ltd. ,
10.88%
,
01/09/25 ........... 345 8,625
KWG Group Holdings Ltd. , 5.95%
,
08/10/25 ................. 545 39,512
Powerlong Real Estate Holdings Ltd. ,
6.25%
,
08/10/24 ............ 345 31,050
Sunac China Holdings Ltd.
(g)
6.00% , ( 6.00 % Cash or 6.00 % PIK),
09/30/26 ............... 51 5,818
6.25% , ( 6.25 % Cash or 6.25 % PIK),
09/30/27 ............... 51 5,762
6.50% , ( 6.50 % Cash or 6.50 % PIK),
09/30/27 ............... 103 11,421
6.75% , ( 6.75 % Cash or 6.75 % PIK),
09/30/28 ............... 155 17,187
7.00% , ( 7.00 % Cash or 7.00 % PIK),
09/30/29 ............... 155 17,226
7.25% , ( 7.25 % Cash or 7.25 % PIK),
09/30/30 ............... 73 8,103
Yango Justice International Ltd. , 8.25%
,
11/25/24 .................. 545 681
Yuzhou Group Holdings Co. Ltd. ,
6.35%
,
01/13/27 ............ 345 25,013
178,573
Hong Kong — 0.0%
Melco Resorts Finance Ltd. , 5.63%
,
07/17/27
(f)
................. 545 534,100
Luxembourg — 0.1%
Petroleos Mexicanos , 7.50%
,
03/20/26
(a)
................ 1,934 1,924,330
Macau — 0.1%
Champion Path Holdings Ltd. , 4.85%
,
01/27/28
(f)
................. 545 521,020
MGM China Holdings Ltd. , 4.75%
,
02/01/27
(f)
................. 545 532,738
Studio City Finance Ltd. , 5.00%
,
01/15/29
(a)
................ 545 490,609
1,544,367
Total Corporate Bonds — 0.2%
(Cost: $ 6,724,815 ) .............................. 4,181,370

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Supranational — 0.7%
European Union
(f)
2.50% , 10/04/52 ............ EUR 1,680 $ 1,396,622
Series NGEU , 3.00% , 03/04/53 .. 13,425 12,350,888
13,747,510
Total Foreign Agency Obligations — 0.7%
(Cost: $ 14,521,112 ) .............................. 13,747,510
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (f)
................ 4,492 4,305,660
Brazil — 0.3%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL 14 2,154,720
10.00% , 01/01/35 ........... 23 3,003,039
5,157,759
Germany — 0.2%
Bundesrepublik Deutschland
Bundesanleihe , 2.50%
,
08/15/54
(f)
EUR 3,748 3,598,930
Israel — 0.1%
State of Israel Government Bond ,
5.75%
,
03/12/54 ............ USD 1,080 990,732
Japan — 0.2%
Japan Government Bond , 2.30%
,
12/20/54 ................. JPY 673,900 4,322,413
Mexico — 0.6%
United Mexican States
4.88% , 05/19/33 ............ USD 400 368,300
3.50% , 02/12/34 ............ 2,779 2,280,169
6.35% , 02/09/35 ............ 4,653 4,659,980
6.88% , 05/13/37 ............ 2,880 2,952,000
10,260,449
United Kingdom — 0.4%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(f)
................. GBP 7,007 7,831,666
Total Foreign Government Obligations — 2.0%
(Cost: $ 38,447,446 ) .............................. 36,467,609
Shares
Shares
Investment Companies
(h)
iShares 0-5 Year High Yield Corporate
Bond ETF
(d)
............... 109,800 4,668,696
iShares Residential and Multisector
Real Estate ETF ............ 32,341 2,794,909
Total Investment Companies — 0.4%
(Cost: $ 7,666,111 ) ............................... 7,463,605
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .0%
United States — 1.0%
(a)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(i)
........... USD 2,492 $ 2,473,635
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 2,556 2,543,232
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66
(b)
................ 3,077 2,537,954
J.P. Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(b)
................ 1,341 1,298,576
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... 711 708,740
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%,
07/25/61
(b)
.............. 3,579 2,892,602
Series 2022-2, Class A1, 5.35%,
08/25/62
(i)
............... 1,235 1,231,412
Verus Securitization Trust
(i)
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 3,406 3,390,320
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ............... 916 919,248
17,995,719
Commercial Mortgage-Backed Securities — 1 .2%
United States — 1.2%
(a)(b)
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 6.67%,
08/15/39 ................. 580 580,751
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
6.21%, 07/15/41 ............ 585 585,000
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%,
03/09/44 ............... 950 859,911
Series 2020-VIV3, Class B, 3.54%,
03/09/44 ............... 130 119,766
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.01%, 08/15/39 ... 790 790,000
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.86%, 05/15/34 ... 1,974 1,969,077
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.96%, 05/15/41 ... 1,753 1,751,557
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.46%, 02/15/39 ... 1,016 1,013,210
Commercial Mortgage Trust, Series
2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor +
1.84%), 6.16%, 06/15/41 ....... 870 867,274
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 5.96%,
08/15/41 ................. 330 327,524
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 5.95%, 06/10/37 .. 345 350,103

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ELM Trust
Series 2024-ELM, Class A10,
5.41%, 06/10/39 .......... USD 700 $ 708,975
Series 2024-ELM, Class A15,
5.41%, 06/10/39 .......... 700 708,975
Extended Stay America Trust
Series 2021-ESH, Class B, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.49%), 5.81%, 07/15/38 ... 2,598 2,595,203
Series 2021-ESH, Class C, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 6.13%, 07/15/38 ... 364 363,328
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.68%, 07/15/38 ... 441 440,320
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 6.01%, 05/15/41 ....... 1,940 1,939,394
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.86%, 05/15/37 ....... 780 779,512
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.96%, 06/15/41 ....... 870 870,000
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.58%, 10/15/36 ............ 430 422,475
JW Commercial Mortgage Trust, Series
2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor +
1.62%), 5.94%, 06/15/39 ....... 830 829,481
LBA Trust, Series 2024-BOLT, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.91%, 06/15/39 . 1,320 1,316,700
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 6.31%, 08/15/29 . 453 454,211
One New York Plaza Trust, Series
2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor +
1.36%), 5.68%, 01/15/36 ....... 385 364,093
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.21%, 06/15/39 . 1,000 997,499
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
4.95%, 07/15/35 ............ 293 294,206
22,298,545
Total Non-Agency Mortgage-Backed Securities — 2.2%
(Cost: $ 40,077,667 ) .............................. 40,294,264
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.9%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 5513 , Class FD , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% , 01/25/55 .. USD 5,536 $ 5,558,489
Series 5515 , Class FM , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 .. 1,663 1,669,350
Series 5516 , Class FC , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.74% , 03/25/55 .. 13,163 13,209,366
Series 5518 , Class FC , (SOFR
30 day Average at 1.32%
Floor and 6.50% Cap +
1.32%), 5.66% , 03/25/55 .. 5,349 5,363,280
Federal National Mortgage Association
Variable Rate Notes
Series 2025-13 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.64% , 03/25/55 .. 6,991 7,004,552
Series 2025-9 , Class FG , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 .. 1,791 1,797,963
34,603,000
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K65 , Class B ,
4.08% , 07/25/50 ........ 2,000 1,964,268
Series 2018-K73 , Class B ,
3.85% , 02/25/51 ........ 1,350 1,317,425
Series 2018-K82 , Class B ,
4.13% , 09/25/28 ........ 2,043 1,987,608
Series 2018-K83 , Class B ,
4.28% , 11/25/51 ........ 2,000 1,948,842
Series 2018-W5FX , Class CFX ,
3.42% , 04/25/28 ........ 696 634,255
Series 2019-K91 , Class B ,
4.26% , 04/25/51 ........ 2,000 1,940,511
Series 2019-K94 , Class B ,
3.96% , 07/25/52 ........ 2,000 1,903,925
Series 2020-K737 , Class B ,
3.33% , 01/25/53 ........ 932 910,228
12,607,062
Mortgage-Backed Securities — 7.0%
Uniform Mortgage-Backed Securities
(j)
5.00% , 04/25/55 .......... 20,235 19,831,321
5.50% , 04/25/55 .......... 54,176 54,103,984
6.00% , 04/25/55 .......... 54,984 55,844,059
129,779,364
Total U.S. Government Sponsored Agency Securities
—
9 .6%
(Cost: $ 177,362,569 ) ............................. 176,989,426

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
3.00% , 02/15/49 ............ USD 4,730 $ 3,576,878
4.63% , 02/15/55 ............ 5,637 5,674,874
U.S. Treasury Inflation Linked Bonds
2.38% , 01/15/27 - 02/15/55 ..... 37,069 37,851,033
1.75% , 01/15/28 ............ 23,200 23,581,171
3.63% , 04/15/28 ............ 19,197 20,572,649
2.50% , 01/15/29 ............ 21,355 22,316,315
3.88% , 04/15/29 ............ 25,558 28,083,237
3.38% , 04/15/32 ............ 9,047 10,109,058
2.13% , 02/15/40 - 02/15/54 ..... 52,342 51,633,957
0.75% , 02/15/42 - 02/15/45 ..... 62,043 48,306,894
0.63% , 02/15/43 ............ 22,036 16,940,265
1.38% , 02/15/44
(k)
........... 30,778 26,786,131
1.00% , 02/15/46 - 02/15/49 ..... 42,983 33,278,702
0.88% , 02/15/47 ............ 21,602 16,341,108
0.25% , 02/15/50 ............ 21,244 12,961,326
0.13% , 02/15/51 - 02/15/52 ..... 48,273 27,512,950
1.50% , 02/15/53 ............ 24,536 20,408,196
U.S. Treasury Inflation Linked Notes
0.13% , 04/15/26 - 01/15/32 ..... 498,849 474,396,003
0.38% , 01/15/27 - 07/15/27 ..... 96,294 95,238,753
1.63% , 10/15/27 ............ 55,126 56,029,246
0.50% , 01/15/28 ............ 51,937 51,009,503
1.25% , 04/15/28
(l)
........... 57,087 57,100,382
0.75% , 07/15/28 ............ 45,404 44,868,362
2.38% , 10/15/28 ............ 59,317 61,795,194
0.88% , 01/15/29 ............ 39,514 38,895,397
2.13% , 04/15/29 ............ 61,586 63,407,995
0.25% , 07/15/29 ............ 47,262 45,267,351
1.63% , 10/15/29
(l)
........... 63,018 63,905,959
0.63% , 07/15/32 ............ 69,829 65,180,908
1.13% , 01/15/33 ............ 65,926 63,153,079
1.38% , 07/15/33 ............ 66,832 65,187,780
1.75% , 01/15/34
(l)
........... 68,399 68,280,926
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.88% , 07/15/34
(l)
........... USD 71,576 $ 72,241,264
2.13% , 01/15/35
(l)
........... 49,097 50,394,890
U.S. Treasury Notes 4.63% , 02/15/35
(l)
16,882 17,441,216
Total U.S. Treasury Obligations — 101.0%
(Cost: $ 1,891,405,456 ) ........................... 1,859,728,952
Total Long-Term Investments — 119 .8%
(Cost: $ 2,246,118,307 ) ........................... 2,205,159,405
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.22%
(h) (m)
.... 9,195,099 9,195,099
Total Short-Term Securities — 0 .5%
(Cost: $ 9,195,099 ) .............................. 9,195,099
Total Options Purchased — 0.0%
(Cost: $ 2,110,893 ) .............................. 874,560
Total Investments Before Options Written — 120.3%
(Cost: $ 2,257,424,299 ) ........................... 2,215,229,064
Total Options Written — (0.0) %
(Premiums Received — $ (886,355) ) .................. (202,024)
Total Investments Net of Options Written — 120 .3%
(Cost: $ 2,256,537,944 ) ........................... 2,215,027,040
Liabilities in Excess of Other Assets — (20.3) % ........... (373,397,629)
Net Assets — 100.0% .............................. $ 1,841,629,411
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Non-income producing security.
(d)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Affiliate of the Fund.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(m)
Annualized 7-day yield as of period end.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 5,480,467 $ 3,714,632
(a)
$ — $ — $ — $ 9,195,099 9,195,099 $ 59,094 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF .... 4,678,578 — — — (9,882) 4,668,696 109,800 56,150 —
iShares Residential and
Multisector Real Estate ETF 2,620,268 — — — 174,641 2,794,909 32,341 11,934 —
$ — $ 164,759 $ 16,658,704 $ 127,178 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Citigroup Global Markets,
Inc. .............. 4 .39% 03/31/25 04/01/25   $ 59,812,500 $ 59,819,794 U.S. Treasury Obligations Overnight
Citigroup Global Markets,
Inc. .............. 4 .40 03/31/25 04/01/25   26,625,000 26,628,254 U.S. Treasury Obligations Overnight
Fixed Income Clearing
Corporation - BOFA ... 4 .40 03/31/25 04/01/25   17,557,280 17,559,426 U.S. Treasury Obligations Overnight
Fixed Income Clearing
Corporation - BOFA ... 4 .45 03/31/25 04/01/25   64,496,250 64,504,222 U.S. Treasury Obligations Overnight
Fixed Income Clearing
Corporation - MS ..... 4 .46 03/31/25 04/01/25   70,270,190 70,278,896 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 4 .45 03/31/25 04/01/25   28,297,813 28,301,311 U.S. Treasury Obligations Overnight
$ 267,059,033 $ 267,091,903

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Australia 10-Year Bond ...................................................... 34 06/16/25 $ 2,393 $ 4,827
U.S. Treasury 2-Year Note .................................................... 985 06/30/25 204,134 332,332
3-mo. EURIBOR .......................................................... 17 06/15/26 4,505 5,827
3-mo. SOFR ............................................................. 109 09/15/26 26,317 24,445
367,431
Short Contracts
Euro-Bund .............................................................. 7 06/06/25 975 (11,164)
Euro-Buxl ............................................................... 39 06/06/25 5,029 207,151
U.S. Treasury 10-Year Note ................................................... 554 06/18/25 61,728 (394,352)
U.S. Treasury 10-Year Ultra Note ............................................... 769 06/18/25 87,990 (506,916)
U.S. Treasury Long Bond ..................................................... 172 06/18/25 20,248 (251,307)
U.S. Treasury Ultra Bond ..................................................... 176 06/18/25 21,632 (74,764)
Canada 10-Year Bond ....................................................... 116 06/19/25 10,008 52,274
Long Gilt ................................................................ 12 06/26/25 1,421 13,264
U.S. Treasury 5-Year Note .................................................... 547 06/30/25 59,226 (570,877)
(1,536,691)
$ (1,169,260)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 351,800 EUR 320,000 Deutsche Bank AG 06/18/25 $ 4,268
USD 13,207,131 EUR 12,045,829 State Street Bank and Trust Co. 06/18/25 124,923
USD 8,454,737 EUR 7,703,171 Toronto Dominion Bank 06/18/25 88,813
USD 5,001,741 GBP 3,857,000 Bank of New York Mellon 06/18/25 19,824
USD 2,664,139 JPY 390,128,000 Bank of New York Mellon 06/18/25 40,381
USD 2,148,659 JPY 315,805,000 Toronto Dominion Bank 06/18/25 24,751
USD 4,922,269 MXN 99,028,336 Citibank NA 06/18/25 133,082
436,042
MXN 102,083,000 USD 5,058,458 State Street Bank and Trust Co. 06/18/25 (121,542)
USD 3,796,808 BRL 22,384,258 Citibank NA 06/18/25 (61,736)
USD 2,746,623 GBP 2,131,000 Natwest Markets plc 06/18/25 (5,897)
(189,175)
$ 246,867
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
2Y-10Y CMS Index Cap ..... 0 .40 % Goldman Sachs Bank USA 08/19/25 USD 405,770 $ 293,217 $ 248,534 $ 44,683

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... Down and In
Morgan Stanley & Co.
International plc 04/24/25 USD 1.08 USD 1.07 EUR 4,031 $ 5,335
Put
EUR Currency ............... One-Touch HSBC Bank plc 07/24/25 USD 1.00 USD 1.00 EUR 101 3,001
$ 8,336
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10-Year Note ..................... 41 04/04/25 USD 111.00 USD 41 $ 21,141
3-mo. SOFR ............................... 79 05/16/25 USD 96.88 USD 19,750 15,800
$ 36,941
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... BNP Paribas SA 04/10/25 USD 0.64 AUD 26,441 $ 10,063
Put
EUR Currency ........................... Goldman Sachs International 04/16/25 USD 1.01 EUR 22,892 431
EUR Currency ........................... Morgan Stanley & Co. International plc 04/16/25 USD 0.99 EUR 22,892 103
534
$ 10,597
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination Citibank NA 05/16/25 3 .74 % USD 292,100 $ 213,571
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination
Goldman Sachs Bank
USA 05/16/25 3 .74 USD 390,667 285,639
499,210
Put
1-Year Interest Rate Swap
(a)
. 3.87% At Termination 1-day SOFR At Termination
JPMorgan Chase
Bank NA 08/26/25 3 .87 USD 18,296 26,259
$ 525,469
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
2Y-10Y CMS Index Cap .... 0 .80 % Goldman Sachs Bank USA 08/19/25 USD 405,770 $ (59,637) $ (56,199) $ (3,438)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10-Year Note ...................... 41 04/04/25 USD 111.50 USD 41 $ (11,532)
3-mo. SOFR ................................ 79 05/16/25 USD 97.00 USD 19,750 (11,356)
$ (22,888)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ............................. Morgan Stanley & Co. International plc 04/10/25 USD 0.64 AUD 26,441 $ (10,062)
–
Put
EUR Currency ............................. Goldman Sachs International 04/16/25 USD 0.99 EUR 22,892 (103)
EUR Currency ............................. Morgan Stanley & Co. International plc 04/16/25 USD 1.01 EUR 22,892 (431)
–
(534)
–
$ (10,596)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination
Goldman Sachs Bank
USA 05/16/25 2 .94 % USD 390,667 $ (13,521)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination Citibank NA 05/16/25 2 .94 USD 292,100 (10,110)
2-Year Interest Rate Swap
(a)
. 3.69% Annual 1-day SOFR Annual Citibank NA 06/20/25 3 .69 USD 8,385 (36,932)
(60,563)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.69% Annual Citibank NA 06/20/25 3 .69 USD 8,385 (26,111)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.12% At Termination
JPMorgan Chase
Bank NA 08/26/25 4 .12 USD 18,296 (12,075)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.17% At Termination Bank of America NA 08/26/25 4 .17 USD 18,296 (10,154)
(48,340)
$ (108,903)
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 51,604 $ 2,746,774 $ 3,013,688 $ (266,914)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 3.80% At Termination 05/16/25
(a)
05/16/26 USD 34,558 $ (23,435) $ — $ (23,435)
1-day SOFR At Termination 3.90% At Termination 05/16/25
(a)
05/16/26 USD 26,520 7,878 — 7,878
3.81% At Termination 1-day SOFR At Termination 05/16/25
(a)
05/16/26 USD 26,520 14,364 19,093 (4,729)
3.79% At Termination 1-day SOFR At Termination 05/16/25
(a)
05/16/26 USD 34,558 25,558 — 25,558
1-day SOFR At Termination 3.78% At Termination 08/26/25
(a)
08/26/26 USD 1,746 2,010 — 2,010
3.82% At Termination 1-day SOFR At Termination 08/26/25
(a)
08/26/26 USD 1,746 (2,562) — (2,562)
0.81% Annual 1-day TONAR Annual N/A 02/12/27 JPY 3,444,393 917 — 917
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 5,771,689 (11,118) — (11,118)
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,358,501 (58) — (58)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 5,346,957 (7,481) — (7,481)
3.87% Annual 1-day SOFR Annual 06/02/25
(a)
03/15/27 USD 2,672 (9,225) — (9,225)
1-day SOFR Annual 3.64% Annual 06/20/25
(a)
06/20/27 USD 1,509 — — —
1-day TONAR Annual 1.22% Annual N/A 02/12/35 JPY 726,225 (31,160) — (31,160)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 4,447 147,523 (36,621) 184,144
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,774 134,292 (63,656) 197,948
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,447 132,373 (52,083) 184,456
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 2,235 63,049 (29,015) 92,064
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 3,633 35,697 (7,307) 43,004
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 826 27,752 — 27,752
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 572 (17,497) — (17,497)
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 640 (55,329) (3,073) (52,256)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 698 (71,732) — (71,732)
6-mo. EURIBOR Semi-Annual 2.19% Annual N/A 02/13/55 EUR 157 (15,418) (94) (15,324)
1.95% Annual 6-mo. EURIBOR Semi-Annual N/A 02/13/75 EUR 107 16,825 60 16,765
$ 363,223 $ (172,696) $ 535,919
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.96% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/18/26 USD 9,320 $ 37,117 $ — $ 37,117
U.S. Consumer Price Index
All Items Monthly At Termination 2.70% At Termination 03/18/27 USD 18,905 (101,465) — (101,465)
2.55% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/18/28 USD 9,585 66,675 — 66,675
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 4,291 35,505 661 34,844

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 4,291 $ 34,704 $ 528 $ 34,176
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 8,696 8,485 — 8,485
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 4,348 3,970 — 3,970
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 4,348 3,862 — 3,862
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 8,696 — — —
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,434 27,584 (664) 28,248
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,434 26,765 (531) 27,296
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,479 2,515 — 2,515
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 6,957 3,859 — 3,859
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,478 2,347 — 2,347
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 6,957 — — —
2.06% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 03/15/35 EUR 2,175 (4,939) 8,208 (13,147)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 2.02% At Termination 03/15/35 EUR 2,175 1,095 (10,518) 11,613
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/02/35 USD 644 — — —
2.55% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/07/49 USD 250 (6,304) — (6,304)
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/15/49 USD 250 (2,918) — (2,918)
2.31% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/23/49 USD 120 1,978 — 1,978
2.48% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 02/10/50 USD 1,440 (18,996) — (18,996)
2.51% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 11/08/54 USD 830 (19,172) — (19,172)
$ 102,667 $ (2,316) $ 104,983
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .34

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 65,359,211 $ — $ 65,359,211
Common Stocks
China ............................................... — 4,708 — 4,708
United States .......................................... 922,750 — — 922,750
Corporate Bonds ........................................ — 4,181,370 — 4,181,370
Foreign Agency Obligations ................................. — 13,747,510 — 13,747,510
Foreign Government Obligations .............................. — 36,467,609 — 36,467,609
Investment Companies .................................... 7,463,605 — — 7,463,605
Non-Agency Mortgage-Backed Securities ........................ — 40,294,264 — 40,294,264
U.S. Government Sponsored Agency Securities .................... — 176,989,426 — 176,989,426
U.S. Treasury Obligations ................................... — 1,859,728,952 — 1,859,728,952
Short-Term Securities
Money Market Funds ...................................... 9,195,099 — — 9,195,099
Options Purchased
Foreign currency exchange contracts ........................... — 18,933 — 18,933
Interest rate contracts ...................................... 36,941 818,686 — 855,627
$ 17,618,395 $ 2,197,610,669 $ — $ 2,215,229,064
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 436,042 $ — $ 436,042
Interest rate contracts ....................................... 640,120 782,496 — 1,422,616
Other contracts ........................................... — 266,985 — 266,985
Liabilities
Credit contracts ........................................... — (266,914) — (266,914)
Foreign currency exchange contracts ............................ — (199,771) — (199,771)
Interest rate contracts ....................................... (1,832,268) (415,117) — (2,247,385)
Other contracts ........................................... — (162,002) — (162,002)
$ (1,192,148) $ 441,719 $ — $ (750,429)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $267,091,903 are categorized as Level 2 within the fair value hierarchy.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Inflation Protected Bond Portfolio

Currency Abbreviation
BRL Brazilian Real
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
TONAR Tokyo Overnight Average Rate